Geographic information for offshore drilling operations (Tables)	12 Months Ended
Dec. 31, 2016
Geographic information for offshore drilling operations [Abstract]
Geographic information for offshore drilling operations

Country	2014	2015	2016
Angola	807,742	527,098	500,413
Brazil	581,635	581,438	517,885
Congo	-	157,235	241,953
Norway	220,044	231,189	74,925
Falklands	-	154,606	21,106
Senegal	-	52,214	289,162
Ivory Coast	97,232	33,723	1,164
South Africa	110,424	-	-
Other service revenues	-	10,697	7,059
Total service revenues	$1,817,077	1,748,200	1,653,667